Share-Based Compensation - Summary of the Status of Employee Stock Options (Details) - Stock Options - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Shares
Outstanding (in shares)	427,000
Exercised (in shares)	(409,000)
Outstanding (in shares)	18,000
Vested (in shares)	18,000	400,000	800,000
Vested and expected to vest (in shares)	18,000
Weighted Average Exercise Price
Outstanding, beginning of period (in USD per share)	$ 19.28
Exercised (in USD per share)	19.34
Outstanding, end of period (in USD per share)	17.79
Vested, end of period (in USD per share)	17.79	$ 19.28	$ 20.06
Vested and expected to vest, end of period (in USD per share)	$ 17.79
Weighted Average Contractual Term (in years)
Outstanding, end of period	1 year 29 days
Vested, end of period	1 year 29 days
Vested and expected to vest, end of period	1 year 29 days
Aggregate Intrinsic Value
Outstanding, end of period	$ 664
Vested, end of period	664
Vested and expected to vest, end of period	$ 664